NOTE 3 - ASSET SALE (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 3 - ASSET SALE

NOTE 3 - ASSET SALE

On March 19, 2012, the Company executed an Asset Purchase Agreement (“APA”)_ with an unrelated third party to sell the facility agreements, provider agreements, payor contracts and other intangible assets related to the hospitalist business for a total purchase price of $6,500,000. The carrying value of the purchased assets was $0 resulting in a total gain on the sale of $6,500,000. The APA did not include rights to any cash, accounts receivable, prepaid expenses, deposits, property or equipment. No obligations or liabilities existing prior to the closing of the APA were assumed by the purchaser.

Pursuant to the APA, $300,000 was placed in escrow for the purposes of indemnifying the sellers for a period of eighteen months. After eighteen months, the funds are available to the Company to use for operations.

Under the APA, the Company and its officers are restricted from conducting hospitalist services for a period of 36 months from the closing date within a 50 mile radius of any facility from which it had previously conducted such services.